BUSINESS COMBINATIONS (Details Narrative) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands				2 Months Ended	3 Months Ended		6 Months Ended
		May 06, 2026		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Business Combination [Line Items]
Estimated aggregate fair value of purchase consideration		$ 460,711
Purchase consideration, transaction expenses		226
Contingent consideration		15,100
Revenue				$ 39,100	$ 61,469	$ 70,063	$ 124,451	$ 137,621
Net pre-tax loss				$ 6,100	$ (58,647)	$ (23,000)	$ (89,695)	$ (42,543)
Aggregate fair value	[1]	180,817
Estimated useful lives				8 years	8 years		8 years
Goodwill		303,803	[1]	$ 305,206	$ 305,206		$ 305,206
Marketing-Related Intangible Assets [Member]
Business Combination [Line Items]
Aggregate fair value		$ 22,620
Minimum [Member] | Marketing-Related Intangible Assets [Member]
Business Combination [Line Items]
Estimated useful lives		1 year
Useful Life (years)		6 years
Maximum [Member] | Marketing-Related Intangible Assets [Member]
Business Combination [Line Items]
Useful Life (years)		7 years
Maximum [Member] | Portfolio Companies [Member]
Business Combination [Line Items]
Useful Life (years)		25 years
Portfolio Companies [Member]
Business Combination [Line Items]
Percentage of equity interests acquired		100.00%
Purchase consideration, initial closing price		$ 15.09
Aggregate fair value		$ 180,800
Goodwill		303,800
Portfolio Companies Excluding Bond Street Limited LLC [Member]
Business Combination [Line Items]
Estimated aggregate fair value of purchase consideration		460,700
Purchase consideration paid		$ 439,900
Shares issued		15
Purchase consideration, transaction expenses		$ 200
Portfolio Companies Excluding Bond Street Limited LLC [Member] | Common Class A [Member]
Business Combination [Line Items]
Purchase consideration paid		395,300
Portfolio Companies Excluding Bond Street Limited LLC [Member] | Fully Vested Options On Class A Common Stock [Member]
Business Combination [Line Items]
Purchase consideration paid		44,600
Vanguard Healthcare Solutions LLC [Member]
Business Combination [Line Items]
Estimated aggregate fair value of purchase consideration		27,505
Contingent consideration		20,600
Aggregate fair value		22,710
Goodwill		10,572
Vanguard Healthcare Solutions LLC [Member] | Marketing-Related Intangible Assets [Member]
Business Combination [Line Items]
Aggregate fair value		4,345
Vanguard Healthcare Solutions LLC [Member] | Common Class A [Member]
Business Combination [Line Items]
Contingent consideration payable		$ 20,600
Remaining contingent consideration payable period		5 years
Bond Street Limited LLC [Member]
Business Combination [Line Items]
Control description							The acquisition of Bond Street is accounted for as a transaction between entities under common control in accordance with ASC 805-50 as Bond Street was controlled by the Founder, both before and after the transaction. Accordingly, the assets acquired and liabilities assumed were recognized at their historical carrying amounts using the pooling-of-interests method. No fair value adjustments or goodwill was recorded or recognized in connection with the acquisition of Bond Street. The difference between the fair value of the consideration transferred and the historical carrying value of the net assets received was recorded as an equity transaction within additional paid-in capital. Deferred income taxes recognized in connection with the acquisition of Bond Street, which was historically a pass-through entity for federal income tax purposes, have also been recorded through additional paid-in capital.
Goodwill		$ 1,403
Bond Street Limited LLC [Member] | Common Class A [Member]
Business Combination [Line Items]
Purchase consideration, initial closing price		$ 15.09
Estimated aggregate fair value of purchase consideration		$ 7,500

[1]	Excludes acquired assets and liabilities associated with Bond Street, which was acquired in a transaction under common control with AIAI, as discussed above.